SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:


 Cash Account Trust                           Scudder Flag Investors Communications       Scudder Pathway Series: Conservative
   Government & Agency Securities Portfolio     Fund                                        Portfolio
   Money Market Portfolio                     Scudder Flag Investors Equity Partners      Scudder Pathway Series: Growth Portfolio
   Tax-Exempt Portfolio                         Fund                                      Scudder Pathway Series: Moderate
 Cash Equivalent Fund                         Scudder Flag Investors Value Builder          Portfolio
   Government & Agency Securities Portfolio     Fund                                      Scudder PreservationPlus Fund
   Money Market Portfolio                     Scudder Florida Tax-Free Income Fund        Scudder PreservationPlus Income Fund
   Tax-Exempt Portfolio                       Scudder Focus Value + Growth Fund           Scudder Retirement Fund -- Series V
 Cash Management Fund Institutional           Scudder Global Biotechnology Fund           Scudder Retirement Fund -- Series VI
 Cash Management Fund Investment              Scudder Global Bond Fund                    Scudder Retirement Fund -- Series VII
 Cash Reserve Fund, Inc.                      Scudder Global Discovery Fund               Scudder RREEF Real Estate Securities Fund
   Prime Series                               Scudder Global Fund                         Scudder S&P 500 Index Fund
   Treasury Series                            Scudder GNMA Fund                           Scudder S&P 500 Stock Fund
   Tax-Free Series                            Scudder Gold and Precious Metals Fund       Scudder Select 500 Fund
 Cash Reserves Fund Institutional             Scudder Greater Europe Growth Fund          Scudder Short Duration Fund
 Daily Assets Fund Institutional              Scudder Growth and Income Fund              Scudder Short-Term Bond Fund
 Investors Cash Trust                         Scudder Growth Fund                         Scudder Short-Term Municipal Bond Fund
   Government & Agency Securities Portfolio   Scudder Health Care Fund                    Scudder Small Cap Fund
   Treasury Portfolio                         Scudder High Income Fund                    Scudder Small Company Stock Fund
 Investors Municipal Cash Fund                Scudder High Income Opportunity Fund        Scudder Small Company Value Fund
   Investors Florida Municipal Cash Fund      Scudder High Income Plus Fund               Scudder Strategic Income Fund
   Investors Michigan Municipal Cash Fund     Scudder High Yield Tax-Free Fund            Scudder Target 2010 Fund
   Investors New Jersey Municipal Cash Fund   Scudder Income Fund                         Scudder Target 2011 Fund
   Investors Pennsylvania Municipal Cash      Scudder Intermediate Tax/AMT Free Fund      Scudder Target 2012 Fund
     Fund                                     Scudder International Equity Fund           Scudder Target 2013 Fund
   Tax-Exempt New York Money Market Fund      Scudder International Fund                  Scudder Tax Advantaged Dividend Fund
 Money Market Fund Investment                 Scudder International Select Equity Fund    Scudder Tax Free Money Fund
 NY Tax Free Money Fund Investment            Scudder Japanese Equity Fund                Scudder Technology Fund
 Scudder 21st Century Growth Fund             Scudder Large Cap Value Fund                Scudder Technology Innovation Fund
 Scudder Aggressive Growth Fund               Scudder Large Company Growth Fund           Scudder Top 50 US Fund
 Scudder Balanced Fund                        Scudder Large Company Value Fund            Scudder Total Return Fund
 Scudder Blue Chip Fund                       Scudder Latin America Fund                  Scudder Total Return Bond Fund
 Scudder California Tax-Free Income Fund      Scudder Lifecycle Long Range Fund           Scudder US Bond Index Fund
 Scudder Capital Growth Fund                  Scudder Lifecycle Mid Range Fund            Scudder US Government Securities Fund
 Scudder Cash Investment Trust                Scudder Lifecycle Short Range Fund          Scudder US Treasury Money Fund
 Scudder Cash Reserves Fund                   Scudder Managed Municipal Bond Fund         Scudder YieldWise Funds
 Scudder Development Fund                     Scudder Massachusetts Tax-Free Fund           Scudder YieldWise Government & Agency
 Scudder-Dreman Financial Services Fund       Scudder Micro Cap Fund                          Money Fund
 Scudder-Dreman High Return Equity Fund       Scudder Mid Cap Fund                          Scudder YieldWise Money Fund
 Scudder-Dreman Small Cap Value Fund          Scudder Money Funds                           Scudder YieldWise Municipal Money Fund
 Scudder Dynamic Growth Fund                    Scudder Government & Agency Money Fund    Scudder Worldwide 2004 Fund
 Scudder EAFE Equity Index Fund                 Scudder Money Market Fund                 Tax Free Money Fund Investment
 Scudder Emerging Markets Debt Fund             Scudder Tax-Exempt Money Fund             Tax-Exempt California Money Market Fund
 Scudder Emerging Markets Growth Fund         Scudder Money Market Series                 Treasury Money Fund Institutional
 Scudder Emerging Markets Income Fund         Scudder Municipal Bond Fund                 Treasury Money Fund Investment
 Scudder Equity 500 Index Fund                Scudder New Europe Fund
 Scudder European Equity Fund                 Scudder New York Tax-Free Income Fund
 Scudder Fixed Income Fund                    Scudder Pacific Opportunities Fund




June 1, 2004
SMF-3627
PSMEGA-2A-064

The following information is added to each fund's prospectus under the heading "Who Manages and Oversees the Funds":

Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serve as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.